Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31
	2024	2023
Employees, salaries and related liabilities	447,161	195,509
Deferred Revenue	142,340	201,762
Warranty provision	12,335	5,793
Advances from customers	46,134
Accrued expenses	272,819	287,797
Other payables	13,206	-
	933,995	690,861